Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2025
Accounting Policies [Abstract]
Schedule of Estimated Useful Lives of Assets

Depreciation of property, plant and equipment is computed using the straight-line method based on the estimated useful lives of the assets as follows:

Plant and buildings	10 to 30 years
Machinery and equipment	3 to 10 years
Motor vehicles	4 to 7 years
Office equipment and furniture	3 to 10 years
Leasehold improvements	Lesser of useful lives or term of lease
Land	Indefinite

Summary of Assets and Liabilities Measured on a Recurring Basis

Assets and liabilities measured on a recurring basis or disclosed at fair value as of December 31, 2025 and 2024 are summarized below:

	Fair value measurement or disclosure
	at December 31, 2025 using
Fair value measurements on a recurring basis	Total	Level 1	Level 2	Level 3
Short-term investments:
Available-for-sale debt investments (a)	$110,868	$—	$110,868	$—
Equity securities (b)	312,883	312,883	—	—
Total recurring fair value measurements	$423,751	$312,883	$110,868	$—

	Fair value measurement or disclosure
	at December 31, 2024 using
Fair value measurements on a recurring basis	Total	Level 1	Level 2	Level 3
Short-term investments:
Available-for-sale debt investments (a)	$2,134,316	$—	$2,134,316	$—
Equity securities (b)	712,181	712,181	—	—
Total recurring fair value measurements	$2,846,497	$712,181	$2,134,316	$—

(a) Available-for-sale debt investments primarily consist of corporate bonds, mortgage-backed securities ("MBS"), asset-backed securities ("ABS"), and government-related bonds.

(b) Equity securities measured at fair value primarily consist of mutual funds.
Summary of Investments Fair Value Measured Using Net Asset Value Per Share Practical Expedient

The following table summarizes investments for which fair value is measured using the net asset value per share practical expedient as of December 31, 2025:

December 31, 2025	Fair value	Unfunded Commitments	Redemption Frequency (if currently eligible)	Redemption Notice Period	Expected Liquidation Term	Redemption Provisions
Collective investment schemes not subject to redemption restrictions	$1,547,926	N/A	Three times weekly	N/A	N/A	No other material restrictions on redemption
Collective investment schemes subject to redemption restrictions	14,696	N/A	Three times weekly	N/A	N/A	14-day lock-up for new subscriptions
Single-investor trust products not subject to redemption restrictions	778,465	N/A	Daily or three times weekly	Varies, up to 5-business-day	N/A	No other material restrictions on redemption
Single-investor trust products subject to redemption restrictions	2,427	N/A	Daily	N/A	N/A	180-calendar-day lock-up for new subscriptions
Others	460,839	N/A	Daily	N/A	N/A	No other material restrictions on redemption
	$2,804,353